                      WILMINGTON SMALL CAP CORE PORTFOLIO

                                INVESTOR SHARES

                               OF WT MUTUAL FUND
--------------------------------------------------------------------------------

       SUPPLEMENT DATED MAY 19, 2005 TO PROSPECTUS DATED NOVEMBER 1, 2004


The information in this Supplement contains new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus of the Wilmington Small Cap Core Portfolio.

CHANGE TO THE WILMINGTON SMALL CAP CORE PORTFOLIO'S INVESTMENT STRUCTURE AND PRINCIPAL INVESTMENT STRATEGY

     Currently, the Wilmington Small Cap Core Portfolio operates as a "fund of funds" pursuant to which it invests at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds (currently, the Small Cap Growth Series and Small Cap Value Series (the "underlying series") of the WT Investment Trust I) in accordance with weightings determined by its investment adviser, Rodney Square Management Corporation. The Portfolio has reserved the ability to invest directly in market securities and manage its assets itself for reasons relating to costs or a change in its investment goals, among others. In implementing the "fund of funds" strategy, the Board of Trustees believed that such strategy would allow the Portfolio to allocate its assets between small cap growth and small cap value strategies of currently existing mutual funds in the Wilmington complex in order to take advantage of certain potential efficiencies of operation and economies of scale. However, to date the "fund of funds" strategy has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

     Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring the Portfolio into a stand-alone mutual fund would be beneficial to the Portfolio and its shareholders. In connection with the restructuring, the Portfolio will now directly invest at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of small cap companies. Management of the Portfolio expects that the change in its operations will result in reductions in fees and operating expenses. It is anticipated that the restructuring will be accomplished through redemption by the Portfolio of its investment in the underlying series, whereby each underlying series will distribute to the Portfolio substantially all of the underlying series' assets in a tax-free, in-kind distribution.

     Rather than allocate assets between underlying series, RSMC will allocate the assets of the Portfolio between two sub-advisers, Cramer Rosenthal McGlynn, LLC and Roxbury Capital Management, LLC, the former advisers to the underlying series. As sub-adviser to the Portfolio, each of CRM and Roxbury will be entitled to receive a sub-advisory fee of 0.75% and 1.00%, respectively, on the portion of the Portfolio's assets it manages. RSMC may also manage a portion of the assets itself rather than allocate to a sub-adviser.

     It is anticipated the restructuring will occur on June 30, 2005 and that the Portfolio will directly invest in securities beginning on July 1, 2005

PROPOSED INCREASE IN ADVISORY FEE

     Currently, RSMC, as investment adviser to the Portfolio does not receive an advisory fee. At a special meeting held on April 29, 2005, in light of the restructuring approved by the Board and the increased investment management responsibilities to be undertaken by RSMC, the Board of Trustees of WT Mutual Fund, including a majority of the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended, approved a new investment advisory agreement between the WT Mutual Fund, on behalf of the Portfolio, and RSMC (the "New Agreement"). Under the New Agreement, RSMC will be entitled to receive an investment advisory fee of 0.75% of the portion of the Portfolio's assets that it directs to itself for investment selection and execution, but is not allocated to a sub-adviser. Subject to shareholder approval of the New Agreement, the New Agreement will become effective on July 1, 2005.

     Shareholders of the Portfolio will receive in the mail a proxy statement providing details about a Special Meeting of Shareholders seeking approval of the New Agreement, which is expected to take place on or about June 27, 2005.






         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      WILMINGTON SMALL CAP CORE PORTFOLIO

                              INSTITUTIONAL SHARES

                               OF WT MUTUAL FUND
--------------------------------------------------------------------------------

       SUPPLEMENT DATED MAY 19, 2005 TO PROSPECTUS DATED NOVEMBER 1, 2004


The information in this Supplement contains new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus of the Wilmington Small Cap Core Portfolio.

CHANGE TO THE WILMINGTON SMALL CAP CORE PORTFOLIO'S INVESTMENT STRUCTURE AND PRINCIPAL INVESTMENT STRATEGY

     Currently, the Wilmington Small Cap Core Portfolio operates as a "fund of funds" pursuant to which it invests at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds (currently, the Small Cap Growth Series and Small Cap Value Series (the "underlying series") of the WT Investment Trust I) in accordance with weightings determined by its investment adviser, Rodney SquareI Management Corporation. The Portfolio has reserved the ability to invest directly in market securities and manage its assets itself for reasons relating to costs or a change in its investment goals, among others. In implementing the "fund of funds" strategy, the Board of Trustees believed that such strategy would allow the Portfolio to allocate its assets between small cap growth and small cap value strategies of currently existing mutual funds in the Wilmington complex in order to take advantage of certain potential efficiencies of operation and economies of scale. However, to date the "fund of funds" strategy has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

     Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring the Portfolio into a stand-alone mutual fund would be beneficial to the Portfolio and its shareholders. In connection with the restructuring, the Portfolio will now directly invest at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of small cap companies. Management of the Portfolio expects that the change in its operations will result in reductions in fees and operating expenses. It is anticipated that the restructuring will be accomplished through redemption by the Portfolio of its investment in the underlying series, whereby each underlying series will distribute to the Portfolio substantially all of the underlying series' assets in a tax-free, in-kind distribution.

     Rather than allocate assets between underlying series, RSMC will allocate the assets of the Portfolio between two sub-advisers, Cramer Rosenthal McGlynn, LLC and Roxbury Capital Management, LLC, the former advisers to the underlying series. As sub-adviser to the Portfolio, each of CRM and Roxbury will be entitled to receive a sub-advisory fee of 0.75% and 1.00%, respectively, on the portion of the Portfolio's assets it manages. RSMC may also manage a portion of the assets itself rather than allocate to a sub-adviser.

     It is anticipated the restructuring will occur on June 30, 2005 and that the Portfolio will directly invest in securities beginning on July 1, 2005

PROPOSED INCREASE IN ADVISORY FEE

     Currently, RSMC, as investment adviser to the Portfolio does not receive an advisory fee. At a special meeting held on April 29, 2005, in light of the restructuring approved by the Board and the increased investment management responsibilities to be undertaken by RSMC, the Board of Trustees of WT Mutual Fund, including a majority of the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended, approved a new investment advisory agreement between the WT Mutual Fund, on behalf of the Portfolio, and RSMC (the "New Agreement"). Under the New Agreement, RSMC will be entitled to receive an investment advisory fee of 0.75% of the portion of the Portfolio's assets that it directs to itself for investment selection and execution, but is not allocated to a sub-adviser. Subject to shareholder approval of the New Agreement, the New Agreement will become effective on July 1, 2005.

     Shareholders of the Portfolio will receive in the mail a proxy statement providing details about a Special Meeting of Shareholders seeking approval of the New Agreement, which is expected to take place on or about June 27, 2005.